Recent accounting pronouncements	12 Months Ended
Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.	Recent accounting pronouncements:

(a)	Revenue from contracts with customers:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers, that introduced a new five-step revenue recognition model to be used to determine how an entity should recognize revenue related to the transfer of goods or services to customer in an amount that reflects the consideration the entity is entitled to receive for those goods or services. This ASU also requires disclosures sufficient to enable users to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. This standard is effective for fiscal years beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently evaluating the new guidance to determine the impact it will have on our consolidated financial statements.

(b)	Going concern disclosure:

In August 2014, the FASB issued ASU 205-40, Presentation of Financial Statements – Going Concern, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess at each interim and annual reporting period whether substantial doubt exists about the Company’s ability to operate as a going concern. Substantial doubt exists if the Company will be unable to meet its obligations as they become due within one year after the financial statement issue date. If there is substantial doubt, additional disclosures are required. The new standard is effective for annual and interim financial statements for fiscal years beginning after December 15, 2016.